CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 15,173	$ 4,198
Total current assets	15,173	4,198
Investments net of impairment of $445,000 and $320,000, respectively	0	0
TOTAL ASSETS	15,173	4,198
CURRENT LIABILITIES
Accounts payable and accrued liabilities	328,705	123,000
Advances payable	0	31,250
Current portion of convertible notes payable, net of discount of $280,892 and $0, respectively	193,824	0
Current portion of accrued interest payable	68,625	0
Total current liabilities	591,154	154,250
Convertible notes payable, net of discount of $355,753 and $442,118, respectively.	9,353	81,958
Accrued interest payable	8,214	34,823
TOTAL LIABILITIES	608,721	271,031
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $0.0010 stated value; 20,000,000 shares authorized; 1,000,000 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively.	1,000	0
Common Stock, $0.0010 par value; 616,908 and 208,087 shares issued; and 616,858 and 208,087 outstanding at December 31, 2014 and December 31, 2013, respectively.	617	208
Treasury shares, 50 shares at December 31, 2014	(55)	0
Common stock payable	5,000	5,000
Additional paid-in capital	14,823,239	11,048,163
Accumulated deficit	(15,423,349)	(11,320,204)
Total shareholders’ equity (deficit)	(593,548)	(266,833)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$ 15,173	$ 4,198